Commitments, Guarantees and Contingent Liabilities (Tables)	6 Months Ended
Sep. 30, 2017
Minimum Future Rentals on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

	Millions of yen
	March 31, 2017	September 30, 2017
Within one year	¥6,713	¥7,625
More than one year	57,805	59,313

Total	¥64,518	¥66,938

Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers

As of March 31, 2017 and September 30, 2017, the amounts due are as follows:

	Millions of yen
	March 31, 2017	September 30, 2017
Within one year	¥5,255	¥4,984
More than one year	9,142	7,839

Total	¥14,397	¥12,823

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2017 and September 30, 2017:

	March 31, 2017			September 30, 2017
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥451,597	¥7,274	2024	¥489,575	¥7,208	2025
Transferred loans	167,799	1,300	2047	167,806	1,306	2048
Consumer loans	249,719	29,641	2018	281,054	33,066	2028
Housing loans	26,448	5,362	2048	19,176	5,224	2048
Other	935	307	2025	6,413	322	2025

Total	¥896,498	¥43,884	—	¥964,024	¥47,126	—

Assets Provided as Collateral for Short-term and Long-term Debt Payables to Financial Institutions

Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 8 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2017 and September 30, 2017:

	Millions of yen
	March 31, 2017	September 30, 2017
Minimum lease payments, loans and investment in operating leases	¥102,339	¥71,533
Investment in securities	172,084	185,417
Property under facility operations	7,532	9,324
Other assets and other	17,643	21,551

Total	¥299,598	¥287,825